Borrowings - Schedule of Borrowings (Detail) R in Millions, $ in Millions, $ in Millions, $ in Millions				1 Months Ended		12 Months Ended
	May 25, 2023 USD ($) term	Jul. 25, 2019 USD ($) tranche	May 09, 2019 USD ($)	Jul. 31, 2021 USD ($)	Jul. 31, 2020 USD ($)	Dec. 31, 2023 USD ($) priority	Dec. 31, 2022 USD ($)	Dec. 31, 2023 AUD ($) priority	Dec. 31, 2023 ZAR (R) priority	Oct. 31, 2023 CAD ($)	Sep. 26, 2023 AUD ($)	May 08, 2023 ZAR (R)	May 05, 2023 ZAR (R)	Apr. 19, 2023 ZAR (R)	Sep. 27, 2021 USD ($)	Apr. 15, 2021 USD ($)	Nov. 19, 2020 AUD ($)	Apr. 15, 2020 ZAR (R)
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 1,236.5	$ 1,079.3
Current borrowings						(583.1)	0.0
Non-current borrowings						$ 653.4	1,079.3
Total proceeds from issue of notes and debentures			$ 1,000.0
Average borrowings interest rate			5.625%
Number of ESG priorities | priority						3		3	3
Percentage of decrease interest rate ESG metric achievement						0.0005
Percentage of increase interest rate impact ESG metric achievement						0.0005
Revolving credit facility | Gold Fields Ghana Holdings
Disclosure of detailed information about borrowings [line items]
Number of tranches of borrowings | tranche		2
Borrowings extension term, exercised					1 year
Revolving credit facility | Gold Fields Ghana Holdings | – within one year
Disclosure of detailed information about borrowings [line items]
Borrowings extension term, exercised				1 year
Revolving credit facility | Gold Fields Ghana Holdings | – later than one year and not later than two years
Disclosure of detailed information about borrowings [line items]
Borrowings extension term, exercised				2 years
Revolving credit facility new
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings						$ 1,200.0
Revolving credit facility new | Gold Fields Ghana Holdings
Disclosure of detailed information about borrowings [line items]
Borrowings maturity, term	5 years
Extension term	1 year
Line of credit facility optional increase borrowings	$ 400.0
Number of extension terms | term	2
Revolving credit facility new | Windfall Mining Group (Partnership)
Disclosure of detailed information about borrowings [line items]
Revolving credit facilities										$ 800
US$500 million 5-year notes issue
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings						$ 500.0	$ 500.0
Borrowings maturity, term			5 years			5 years	5 years
Borrowings						$ 499.6	$ 498.8
Nominal Interest rate						5.125%		5.125%	5.125%
US$500 million 10-year notes issue
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings						$ 500.0	$ 500.0
Borrowings maturity, term			10 years			10 years	10 years
Borrowings						$ 497.5	$ 497.0
Nominal Interest rate						6.125%		6.125%	6.125%
US$150 million revolving senior secured credit facility
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings						$ 150.0
Borrowings						$ 83.5	83.5
Nominal Interest rate						1.40%		1.40%	1.40%
Commitment fee						0.50%		0.50%	0.50%
US$150 million revolving senior secured credit facility | Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings																$ 150.0
US$100 million revolving credit facility
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings						$ 100.0
Borrowings						$ 0.0	0.0
Nominal Interest rate						2.75%		2.75%	2.75%
Commitment fee						0.90%		0.90%	0.90%
US$100 million revolving credit facility | Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings															$ 100.0
A$500 million syndicated revolving credit facility – old
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings								$ 500
Borrowings						$ 0.0	0.0
Nominal Interest rate						2.20%		2.20%	2.20%
Commitment fee						0.88%		0.88%	0.88%
A$500 million syndicated revolving credit facility – old | Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings																	$ 500
A$500 million syndicated revolving credit facility – new
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings								$ 500
Borrowings						$ 0.0	0.0
Nominal Interest rate						1.75%		1.75%	1.75%
Commitment fee						0.70%		0.70%	0.70%
A$500 million syndicated revolving credit facility – new | Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings											$ 500
A$500 million syndicated revolving credit facility – new | Revolving credit facility accordion option
Disclosure of detailed information about borrowings [line items]
Borrowing facilities, accordion feature, higher borrowing capacity option																	$ 100
US$1,200 million revolving credit facilities – old
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings		$ 1,200.0				$ 1,200.0
Borrowings						0.0	0.0
US$1,200 million revolving credit facilities – old | Gold Fields Ghana Holdings
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings				$ 1,200.0	$ 1,200.0
US$1,200 million revolving credit facilities – old | Revolving credit facility | Gold Fields Ghana Holdings
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings				1,055.0	870.0
US$1,200 million revolving credit facilities – old | Revolving credit facility | Gold Fields Ghana Holdings | – within one year
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings				960.0
US$1,200 million revolving credit facilities – old | Revolving credit facility | Gold Fields Ghana Holdings | – later than one year and not later than two years
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings				95.0
Facility A
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings						$ 600.0
Borrowings maturity, term						3 years
Borrowings						$ 0.0	0.0
Nominal Interest rate						1.45%		1.45%	1.45%
Commitment fee						0.51%		0.51%	0.51%
Facility A | Revolving credit facility | Gold Fields Ghana Holdings | – within one year
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings				600.0	600.0
Facility A | Revolving credit facility | Gold Fields Ghana Holdings | – later than one year and not later than two years
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings					435.0
Facility A | Revolving credit facility | Gold Fields Ghana Holdings | Later than 1 year and not later than 3 years
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings				550.0
Facility B
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings						$ 600.0
Borrowings maturity, term						5 years
Borrowings						$ 0.0	0.0
Nominal Interest rate						1.70%		1.70%	1.70%
Commitment fee						0.60%		0.60%	0.60%
Facility B | Revolving credit facility | Gold Fields Ghana Holdings | – later than one year and not later than two years
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings					600.0
Facility B | Revolving credit facility | Gold Fields Ghana Holdings | Later than 1 year and not later than 3 years
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings				600.0
Facility B | Revolving credit facility | Gold Fields Ghana Holdings | – later than two years and not later than three years
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings					$ 435.0
Facility B | Revolving credit facility | Gold Fields Ghana Holdings | – later than three years and not later than five years
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings				$ 505.0
A$1,200 million revolving credit facility – new
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings	$ 1,200.0					$ 1,200.0
Borrowings						$ 155.9	0.0
Nominal Interest rate						1.55%		1.55%	1.55%
Commitment fee						0.54%		0.54%	0.54%
R 1,500 million Nedbank revolving credit facility
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings | R									R 1,500			R 1,500
Borrowings						$ 0.0	0.0
Nominal Interest rate						2.80%		2.80%	2.80%
Commitment fee						0.90%		0.90%	0.90%
R 500 Million Nedbank Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings | R									R 500			500
Borrowings						$ 0.0	0.0
Nominal Interest rate						2.00%		2.00%	2.00%
Commitment fee						0.60%		0.60%	0.60%
R 500 million Merchant Bank revolving credit facility
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings | R									R 500									R 500
Borrowings						$ 0.0	0.0
Nominal Interest rate						2.15%		2.15%	2.15%
Commitment fee						0.71%		0.71%	0.71%
R 1000 Hundred Million Rand Merchant Bank Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings | R									R 1,000					R 1,000
Borrowings						$ 0.0	0.0
Nominal Interest rate						1.90%		1.90%	1.90%
Commitment fee						0.53%		0.53%	0.53%
R 500 million Absa Bank revolving credit facility
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings | R									R 500
Borrowings						$ 0.0	0.0
Nominal Interest rate						2.20%		2.20%	2.20%
Commitment fee						0.77%		0.77%	0.77%
R 500 million Absa Bank revolving credit facility new
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings | R									R 500				R 500
Borrowings						$ 0.0	0.0
Nominal Interest rate						1.90%		1.90%	1.90%
Commitment fee						0.57%		0.57%	0.57%
R 500 Million Standard Bank revolving credit facility
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings | R									R 500			R 500
Borrowings						$ 0.0	0.0
Nominal Interest rate						1.95%		1.95%	1.95%
Commitment fee						0.59%		0.59%	0.59%
Short-term Rand uncommitted credit facilities
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 0.0	0.0
Us Five Hundred Million Five Year Notes
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings			$ 500.0
Nominal Interest rate			5.125%
Unamortized transaction costs						0.4	1.2
US$500 million 10-year notes issue (the 10-year notes)
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings			$ 500.0
Nominal Interest rate			6.125%
Unamortized transaction costs						$ 2.5	$ 3.0
3 year revolving credit facility | Revolving credit facility | Gold Fields Ghana Holdings | Tranche 1
Disclosure of detailed information about borrowings [line items]
Borrowings maturity, term		3 years
Extension term		2 years
Remaining borrowings		$ 600.0
5 year revolving credit facility | Revolving credit facility | Gold Fields Ghana Holdings | Tranche 2
Disclosure of detailed information about borrowings [line items]
Borrowings maturity, term		5 years
Extension term		2 years
Current borrowings		$ 600.0